Notes and Amounts Receivable for Equity Issued	3 Months Ended
Mar. 31, 2023
Notes And Amounts Receivable For Equity Issued
Notes and Amounts Receivable for Equity Issued

9. Notes and Amounts Receivable for Equity Issued

	March 31, 2023	December 31, 2022
Notes receivable	$1,000,122	$1,000,122
Amounts receivable	20,575	61,940
	1,020,697	$1,062,062

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

9.	Notes and Amounts Receivable for Equity Issued (continued)

The notes receivable bear interest at 5% and are due between September 30, 2021 and July 31, 2023.

The amounts receivable are no- interest bearing and due on demand.

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	1,000,122	61,940	1,062,062
Repayments	-	(41,365)	(41,365)
Balance, March 31, 2023	$1,000,122	$20,575	$1,020,697

During the three months ended March 31, 2023, the interest income totaled $11,776 (2022 - $14,149). As at March 31, 2023, accrued interest of $72,468 (December 31, 2022 - $52,538) was included in amounts receivable (Note 4).